Consolidated shareholders’ equity	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated shareholders' equity	Consolidated shareholders’ equity
D.15.1. Share capital
As of December 31, 2023, the share capital was €2,529,599,938, consisting of 1,264,799,969 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2023	13.45	1.063%
December 31, 2022	8.20	0.650%
December 31, 2021	11.02	0.872%
January 1, 2021	8.28	0.658%
Treasury shares are deducted from shareholders’ equity. Gains and losses on disposals of treasury shares are recorded directly in equity and are not recognized in net income for the period.
Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2020		1,258,971,738
During 2021	Capital increase by exercise of stock subscription options(a)	190,076
During 2021	Capital increase by issuance of restricted shares(b)	1,836,179
Board meeting of July 28, 2021	Capital increase reserved for employees	2,562,702
December 31, 2021		1,263,560,695
During 2022	Capital increase by exercise of stock subscription options(a)	490,373
During 2022	Capital increase by issuance of restricted shares(b)	1,499,987
Board meeting of July 27, 2022	Capital increase reserved for employees	2,027,057
Board meeting of December 14, 2022	Reduction in share capital by cancellation of treasury shares	(6,742,380)
December 31, 2022		1,260,835,732
During 2023	Capital increase by exercise of stock subscription options(a)	504,956
During 2023	Capital increase by issuance of restricted shares(b)	1,330,558
Board meeting of July 27, 2023	Capital increase reserved for employees	2,128,723
December 31, 2023		1,264,799,969
(a)    Shares issued on exercise of Sanofi stock subscription options.
(b)    Shares vesting under restricted share plans and issued in the period.

For the disclosures about the management of capital required under IFRS 7, refer to Note B.27.
D.15.2. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2023		2022		2021
Type of plan	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans
Date of Board meeting approving the plan	May 25, 2023	December 13, 2023	May 3, 2022	December 14, 2022	April 30, 2021	October 27, 2021
Service period	3 years	3 years	3 years	3 years	3 years	3 years
Total number of shares awarded	3,838,434	65,129	3,344,432	109,981	3,484,420	13,521
Of which with no market condition	2,425,047	944	2,000,627	10,335	2,209,901	—
Fair value per share awarded(a)	€87.69	€77.42	€91.19	€79.17	€77.27	—
Of which with market condition	1,413,387	64,185	1,343,805	99,646	1,274,519	13,521
Fair value per share awarded other than to the Chief Executive Officer(b)	€83.74	€74.50	€86.65	€69.60	€71.30	€68.45
Fair value per share awarded other than to the Chief Executive Officer - additional shares(c)	€43.60	€34.90	€49.00	€54.70	—	—
Fair value per share awarded to the Chief Executive Officer(b)	€82.17	—	€84.46	—	€71.30	—
Fair value of plan at the date of grant (€ million)	326	5	294	8	262	1
(a)    Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(b)    Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c)    Additional tranche subject to a higher level of market conditions: 121,097 additional shares were awarded in May 2023, and 5,838 additional shares were awarded in December 2023 (versus 114,874 additional shares awarded in May 2022, and 9,066 additional shares awarded in December 2022).

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2023 (a)	2022 (a)	2021
Total expense for restricted share plans (€ million)	231	206	193
Number of shares not yet fully vested as of December 31	9,773,084	9,245,513	9,507,849
Under 2023 plans	3,780,513	—	—
Under 2022 plans	3,099,158	3,330,801	—
Under 2021 plans	2,893,413	3,097,531	3,364,895
Under 2020 plans	—	2,817,181	3,014,496
Under 2019 plans	—	—	3,128,458
(a)    Additional tranche subject to a higher level of market conditions: 126,935 additional shares were awarded in 2023, versus 123,940 additional shares awarded in  2022.
D.15.3. Capital increases
The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2023, 2022 and 2021 are summarized in the table below:

	2023	2022	2021
Date of Board meeting approving the plan	February 2, 2023	February 3, 2022	February 4, 2021
Subscription price (€)(a)	79.58	80.21	69.38
Subscription period	June 5-23, 2023	June 9-29, 2022	June 7-25, 2021
Number of shares subscribed	2,009,306	1,909,008	2,438,590
Number of shares issued immediately as employer’s contribution	119,417	118,049	124,112
(a)    Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding May 31, 2023, June 6, 2022 and June 3, 2021, respectively.

The table below sets forth the expense recognized for each plan:

(€ million)	2023	2022	2020
Expense recognized	52	39	51
of which employer’s contribution	12	11	11
D.15.4. Repurchase of Sanofi shares
The Annual General Meetings of Sanofi shareholders held on May 25, 2023, May 3, 2022 and April 30, 2021 each authorized a share repurchase program for a period of 18 months. The following repurchases have been made under those programs:

(in number of shares and € million) Year of authorization	2023		2022		2021
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2023 program	2,584,540	230	—	—	—	—
2022 program	4,000,204	363	1,510,000	137	—	—
2021 program	—	—	3,976,992	360	2,765,388	242
2020 program	—	—	—	—	1,758,569	140
D.15.5. Reductions in share capital
Reductions in share capital for the accounting periods presented are described in the table included at Note D.15.1. above.
Those reductions have no impact on shareholders’ equity.
D.15.6. Currency translation differences
Currency translation differences comprise the following:

(€ million)	2023	2022	2021
Attributable to equity holders of Sanofi	(31)	1,499	(865)
Attributable to non-controlling interests	(37)	(37)	(42)
Total	(68)	1,462	(907)
The balance as of December 31, 2023 includes an after-tax amount of €(574) million relating to hedges of net investments in foreign operations (refer to Note B.8.3. for a description of the relevant accounting policy), compared with €(580) million as of December 31, 2022 and €(317) million as of December 31, 2021.
The movement in Currency translation differences is mainly attributable to the US dollar.
D.15.7. Other comprehensive income
Movements within other comprehensive income are shown below:

(€ million)	2023	2022	2021
Actuarial gains/(losses):
•Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	(171)	650	685
•Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	—	4	1
•Tax effects	18	(212)	(36)
Equity instruments included in financial assets and financial liabilities:	—	—	—
•Change in fair value (excluding investments accounted for using the equity method)	97	(4)	154
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	—
•Equity risk hedging instruments designated as fair value hedges	—	17	11
•Tax effects	(21)	(4)	(18)
Items not subsequently reclassifiable to profit or loss	(77)	451	797
Debt instruments included in financial assets:
•Change in fair value (excluding investments accounted for using the equity method)(a)	21	(77)	(21)
•Tax effects	(4)	15	5
Cash flow and fair value hedges:
•Change in fair value (excluding investments accounted for using the equity method)(b)	1	5	(6)
•Change in fair value (investments accounted for using the equity method, net of taxes)	(2)	2	—
▪Tax effects	—	(1)	2
Change in currency translation differences:
•Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(c)	(1,551)	2,643	2,719
•Currency translation differences (investments accounted for using the equity method)(c)	3	(11)	(6)
•Hedges of net investments in foreign operations(c)	8	(354)	(254)
•Tax effects	(2)	91	71
Items subsequently reclassifiable to profit or loss	(1,526)	2,313	2,510
(a)    Amounts reclassified to profit or loss: immaterial amount in 2023, immaterial amount in 2022 and €4 million in 2021.
(b)    Amounts reclassified to profit or loss: €1 million in 2023, €2 million in 2022 and €12 million in 2021.
(c)    Amounts reclassified to profit or loss: €(56) million in 2023, and €(40) million in 2022 (including €(35) million relating to the deconsolidation of EUROAPI). The amounts reclassified to profit and loss were immaterial in 2021. Currency translation differences arise from the translation into euros of the financial statements of foreign subsidiaries, and are mainly due to the appreciation of the dollar against the euro.
D.15.8. Stock options
Stock option plans awarded and measurement of stock option plans
No stock options were awarded during 2023, 2022 or 2021.
Stock subscription option plans
Details of the terms of exercise of stock subscription options granted under the various plans are presented below in Sanofi share equivalents. These plans were awarded to certain corporate officers and employees of Sanofi companies.
The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2023:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2023
Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	—
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	91,355
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	337,714
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	264,750
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	257,010
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	168,784
Sanofi	04/30/2019	220,000	05/02/2023	04/30/2029	76.71	213,400
Total						1,333,013
The exercise of all outstanding stock subscription options would increase shareholders’ equity by approximately €107 million. The exercise of each option results in the issuance of one share.
Summary of stock option plans
A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2021	2,579,270	75.61	195
Options exercisable	1,845,050	74.51	137
Options exercised	(190,076)	59.53	(11)
Options cancelled(a)	(51,216)	65.84	(3)
Options forfeited	(10)	50.48	—
Options outstanding at December 31, 2021	2,337,968	77.13	180
Options exercisable	1,949,184	78.15	152
Options exercised	(490,373)	71.39	(35)
Options cancelled(a)	(9,626)	80.56	(1)
Options outstanding at December 31, 2022	1,837,969	78.64	145
Options exercisable	1,624,569	78.89	128
Options exercised	(504,956)	73.65	(37)
Options outstanding at December 31, 2023	1,333,013	80.53	107
Options exercisable	1,333,013	80.53	107
(a)    Mainly due to the grantees leaving Sanofi.

The table below provides summary information about options outstanding and exercisable as of December 31, 2023:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	4.34	65.84	168,784	65.84
From €70.00 to €80.00 per share	569,505	3.12	75.82	569,505	75.82
From €80.00 to €90.00 per share	594,724	2.29	89.20	594,724	89.20
Total	1,333,013			1,333,013
D.15.9. Number of shares used to compute diluted earnings per share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2023	2022	2021
Average number of shares outstanding	1,251.7	1,251.9	1,252.5
Adjustment for stock options with dilutive effect	0.2	0.3	0.3
Adjustment for restricted shares	4.5	4.7	5.1
Average number of shares used to compute diluted earnings per share	1,256.4	1,256.9	1,257.9
In 2023 and 2022, all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect. In 2021, 0.6 million stock options were not taken into account in computing diluted earnings per share because they had no dilutive effect.